Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 7,988	$ 9,226
Gross Unrealized Gains	17	32
Gross Unrecognized Losses	(615)	(798)
Estimated Fair Value	7,390	8,460
Allowance for Credit Losses	(2)	0
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Holding of securities issued	0	0
Proceeds from sale of debt securities	1,067	10,963
Loss on sale of securities	(23)	(1,537)
Debt securities	126,994	126,318
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	7,987	9,225
Gross Unrealized Gains	17	32
Gross Unrecognized Losses	(615)	(798)
Estimated Fair Value	7,389	8,459
Allowance for Credit Losses	(2)
Agency Mortgage-backed Securities, Residential [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	1	1
Gross Unrealized Gains	0	0
Gross Unrecognized Losses	0	0
Estimated Fair Value	1	$ 1
Allowance for Credit Losses	$ 0